Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 — SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2025, through July 30, 2025 which is the date that these consolidated financial statements are available to be issued. Other than as described below, there are no material subsequent events that require disclosure in these consolidated financial statements.

2025 Stock Incentive Plan

On March 17, 2025, the board of directors of the Company approved the 2025 Stock Incentive Plan. Under the Plan, the maximum aggregate number of Class A Ordinary Shares that may be issued pursuant to the awards shall be 2,400,000 Class A Ordinary Shares.

On May 2, 2025, the Company granted a total of 2,000,000 shares under 2025 Stock Incentive Plan to 9 unrelated individuals for the Company’s future marketing and business development.

On April 2, 2025, April 3, 2025, April 5, 2025 and May 23, 2025, the Company entered into short-term loan agreements with EPED Limited and Space Plus Limited to lend HK$4,500,000 (approximately US$576,923) and HK$2,500,000 (approximately US$320,513) respectively, which carry an interest rate of 8% per annum. The balances were fully repaid at the date of the report.